Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenue:
Total revenue	$ 167,044	$ 125,543	$ 322,852	$ 239,041	$ 518,504	$ 381,459	$ 250,481
Cost of revenue:
Total cost of revenue	36,361	28,458	94,655	55,582	118,273	102,477	73,855
Gross profit	130,683	97,085	228,197	183,459	400,231	278,982	176,626
Operating expenses:
Sales and marketing	103,779	68,943	294,864	133,634	277,930	240,787	170,006
Research and development	33,773	23,767	104,643	46,475	92,428	89,652	62,255
General and administrative	30,851	18,156	133,968	36,395	81,526	64,360	63,669
Total expenses	168,403	110,866	533,475	216,504	451,884	394,799	295,930
Loss from operations	(37,720)	(13,781)	(305,278)	(33,045)	(51,653)	(115,817)	(119,304)
Interest expense	(47)	(169)	(240)	(320)	(624)	(611)	(780)
Interest income and other income (expense), net	2,998	2,034	770	1,924	3,135	1,372	(3,508)
Loss before provision for (benefit from) income taxes	(34,769)	(11,916)	(304,748)	(31,441)	(49,142)	(115,056)	(123,592)
Provision for (benefit from) income taxes	1,945	121	2,653	(22)	3,134	356	(1,033)
Net loss	$ (36,714)	$ (12,037)	$ (307,401)	$ (31,419)	$ (52,276)	$ (115,412)	$ (122,559)
Net loss per share attributable to common stockholders, basic and diluted (in usd per share)	$ (0.22)	$ (0.39)	$ (3.01)	$ (1.05)	$ (1.66)	$ (4.17)	$ (4.76)
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	166,083,686	31,638,340	102,284,494	30,715,624	32,293,729	28,019,818	26,052,441
Other comprehensive income (loss):
Foreign currency translation (losses) gains, net of tax	$ (3,085)	$ 1,437	$ (5,413)	$ 2,833	$ 6,149	$ 651	$ (1,980)
Comprehensive loss	(39,799)	(10,600)	(312,814)	(28,586)	(46,127)	(114,761)	(124,539)
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense			309,959	16,918	29,747	35,443	32,664
Sales and marketing
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense	16,791	2,883	129,272	5,588	9,386	11,187	10,617
Research and development
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense	7,359	1,288	54,627	2,679	4,896	10,161	8,221
General and administrative
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense	11,605	3,856	95,650	7,693	13,578	11,884	11,455
Cost of revenue
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense					1,887	2,211	2,371
Subscription
Revenue:
Total revenue	158,461	117,553	306,659	224,400	484,581	348,563	229,127
Cost of revenue:
Total cost of revenue	23,057	20,040	55,495	39,333	83,834	73,363	48,656
Subscription | Cost of revenue
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense	1,588	231	11,543	469
Professional services and other
Revenue:
Total revenue	8,583	7,990	16,193	14,641	33,923	32,896	21,354
Cost of revenue:
Total cost of revenue	13,304	8,418	39,160	16,249	$ 34,439	$ 29,114	$ 25,199
Professional services and other | Cost of revenue
Stock-based compensation expense included in costs and expenses:
Stock-based compensation expense	$ 2,822	$ 254	$ 18,867	$ 489